Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2020
Interests in other entities [Abstract]
Financial Information for Subsidiaries and Net Change in Non-Controlling Interests
The change in non-controlling interests is as follows:

Total
$
Balance, June 30, 2019	4,410
Change in ownership interest	(2,100)
Share of loss for the period	(26,666)
Balance, June 30, 2020	(24,356)
The following table presents the summarized financial information for Aurora Nordic before intercompany eliminations.

June 30, 2020
$
Current assets	5,947
Non-current assets	21,171
Current liabilities	3,067
Non-current liabilities	80,590
Revenue for the year ended	171
Net loss for the year ended	(54,421)